Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (unaudited)
Revenue from mining operations	$ 1,881,000	$ 2,659,000	$ 1,910,000	$ 14,615,000
Cost of sales	1,043,000	2,848,000	2,769,000	13,174,000
Mine operating income (loss)	838,000	(189,000)	(859,000)	1,441,000
Operating expenses
General and administrative expenses	815,000	693,000	2,726,000	2,063,000
Share-based payments	277,000	692,000	1,391,000	1,062,000
Loss before other items	(254,000)	(1,574,000)	(4,976,000)	(1,684,000)
Interest and other income	14,000	8,000	143,000	232,000
Loss on long-term investments	(1,103,000)	(1,231,000)	(1,002,000)	(181,000)
Fair value adjustment on warrant liability	516,000	1,136,000	1,560,000	(13,000)
Realized loss on warrants exercised	0	(2,708,000)	(1,111,000)	(2,708,000)
Foreign exchange gain (loss)	716,000	(446,000)	(187,000)	(1,701,000)
Finance cost	(8,000)	(41,000)	(46,000)	(175,000)
Accretion of reclamation provision	(13,000)	(26,000)	(36,000)	(75,000)
Interest expense	(13,000)	(4,000)	(15,000)	(22,000)
Loss from continuing operations before income taxes	(145,000)	(4,886,000)	(5,670,000)	(6,327,000)
Current income tax expense	(13,000)	(28,000)	(25,000)	(90,000)
Deferred income tax recovery (expense)	(56,000)	327,000	1,009,000	487,000
Income tax recovery (expense)	(69,000)	299,000	984,000	397,000
Net loss from continuing operations	(214,000)	(4,587,000)	(4,686,000)	(5,930,000)
Loss from discontinued operations and on disposal	0	(2,000)	0	(167,000)
Net loss	(214,000)	(4,589,000)	(4,686,000)	(6,097,000)
Items that may be reclassified subsequently to income or loss:
Currency translation differences	(1,235,000)	455,000	(128,000)	(92,000)
Total comprehensive loss	$ (1,449,000)	$ (4,134,000)	$ (4,814,000)	$ (6,189,000)
Loss per share from continuing operations
Basic	$ (0.00)	$ (0.05)	$ (0.05)	$ (0.07)
Diluted	(0.00)	(0.05)	(0.05)	(0.07)
Loss per share
Basic	(0.00)	(0.05)	(0.05)	(0.08)
Diluted	$ (0.00)	$ (0.05)	$ (0.05)	$ (0.08)
Weighted average number of common shares outstanding
Basic	101,559,946	87,093,054	99,457,201	81,027,129
Diluted	101,559,946	87,093,054	99,457,201	81,027,129